Assets classified as held for sale	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Assets classified as held for sale

21. Assets classified as held for sale

		Year Ended June 30
(US dollars in thousands)	% Owned	2026	2025	2024
KESW EL Pty Ltd (formerly Kenshaw Electrical Pty Ltd)		-	-	5,479
Total		-	-	5,479

The ex-power and critical supply operations of Kenshaw Electrical Pty Ltd were sold on July 2, 2024. As disclosed in note 22, the assets and liabilities of the disposed operation met the definition of discontinued operation under IFRS 5 at June 30, 2024. Accordingly, assets and liabilities of the discontinued operation were reclassified to assets and liabilities held for sale as at June 30, 2024.